Debt Securities in Issue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Debt Securities in Issue

	Group
	2018 £m	2017 £m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	7,229	8,816
– Euro 30bn Euro Medium Term Note Programme	1,975	–
– US SEC-registered – Santander UK plc	7,649	6,280
– US$20bn Commercial Paper Programmes	3,131	2,906

	19,984	18,002

Euro 35bn Global Covered Bond Programme (See Note 15)	18,114	15,799
Certificates of deposit	3,221	4,681
Credit linked notes	42	43
Securitisation programmes (See Note 15)	5,331	4,108

	46,692	42,633